Equity-accounted investees - Summarized financial information of joint ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of joint ventures [line items]
Non-Current assets	$ 3,309,116	$ 3,235,366
Vessels, aggregate amount under construction	3,179,299	3,127,091		$ 3,238,435		$ 3,522,010
Current Assets	459,407	451,873
Cash and cash equivalents	152,528	161,478		296,954		$ 173,133
Non-Current Liabilities	1,486,908	1,171,859
Bank Loans, Non-Current	1,175,835	836,318
Current Liabilities	321,033	203,594
Net Carrying amount of interest in joint venture	72,446	51,703
Revenue	419,770	1,210,341	[1]	914,711	[1]
Tax expense (income)	427	(1,944)	[1]	(602)	[1]
Profit (loss) for the period	(338,777)	473,238	[1]	112,230	[1]
Other comprehensive income (100%)	11,774	(2,336)		(3,940)
Joint ventures
Disclosure of joint ventures [line items]
Non-Current assets	226,413	251,296		311,083
Vessels, aggregate amount under construction	225,910	250,576		307,377
Current Assets	323,461	256,595		447,531
Cash and cash equivalents	7,179	7,137		6,913
Non-Current Liabilities	64,295	113,554		184,718
Bank Loans, Non-Current	0	39,144		89,495
Current Liabilities	344,731	291,937		474,085
Bank Loans, Current	90,937	88,347		183,824
Net assets (100%)	140,848	102,401		99,811
Group's share of net assets	70,995	51,703		50,322
Shareholders loans to joint ventures	31,694	33,936		60,379
Net Carrying amount of interest in joint venture	72,446	51,703		50,322
Remaining shareholders loan to joint venture	30,242	33,936		60,379
Revenue	761,801	1,605,227		1,409,360
Depreciations and amortization	(24,706)	(40,604)		(36,988)
Interest Expense	(6,934)	(11,327)		(12,764)
Tax expense (income)	(5,413)	(20,764)		(3,405)
Profit (loss) for the period	45,816	21,666		32,763
Other comprehensive income (100%)	1,902	(4)		(1,441)
Group's share of profit (loss) for the period	22,976	10,917		16,460
Group's share of other comprehensive income	$ 951	$ (2)		$ (720)
Kingswood Co. Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%		50.00%
Non-Current assets		$ 0		$ 530
Vessels, aggregate amount under construction		0		0
Current Assets		0		0
Cash and cash equivalents		0		0
Non-Current Liabilities		0		0
Bank Loans, Non-Current		0		0
Current Liabilities		0		10
Bank Loans, Current		0		0
Net assets (100%)		0		520
Group's share of net assets		0		260
Shareholders loans to joint ventures		0		0
Net Carrying amount of interest in joint venture		0		260
Remaining shareholders loan to joint venture		0		0
Revenue		0		0
Depreciations and amortization		0		0
Interest Expense		0		0
Tax expense (income)		0		0
Profit (loss) for the period		(1)		(3)
Other comprehensive income (100%)		0		0
Group's share of profit (loss) for the period		0		(1)
Group's share of other comprehensive income		$ 0		$ 0
Seven Seas Shipping Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%		50.00%
Non-Current assets		$ 0		$ 0
Vessels, aggregate amount under construction		0		0
Current Assets				800
Cash and cash equivalents		0		800
Non-Current Liabilities				525
Bank Loans, Non-Current		0		0
Current Liabilities				1
Bank Loans, Current		0		0
Net assets (100%)		0		274
Group's share of net assets		0		137
Shareholders loans to joint ventures		0		0
Net Carrying amount of interest in joint venture		0		137
Remaining shareholders loan to joint venture		0		0
Revenue		0		8
Depreciations and amortization		0		0
Interest Expense		0		0
Tax expense (income)		0		0
Profit (loss) for the period		(1)		6
Other comprehensive income (100%)		0		0
Group's share of profit (loss) for the period		0		3
Group's share of other comprehensive income		$ 0		$ 0
TI Africa Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 108,245	$ 118,337		$ 137,426
Vessels, aggregate amount under construction	108,245	118,337		135,195
Current Assets	10,883	10,187		10,809
Cash and cash equivalents	1,799	1,138		1,701
Non-Current Liabilities	33,755	65,355		97,514
Bank Loans, Non-Current	0	19,929		45,567
Current Liabilities	25,153	29,277		26,370
Bank Loans, Current	20,075	25,886		24,856
Net assets (100%)	60,221	33,893		24,351
Group's share of net assets	30,110	16,946		12,175
Shareholders loans to joint ventures	11,465	16,665		23,215
Net Carrying amount of interest in joint venture	30,110	16,946		12,175
Remaining shareholders loan to joint venture	11,465	16,665		23,215
Revenue	50,105	49,922		49,434
Depreciations and amortization	(10,092)	(16,858)		(18,209)
Interest Expense	(2,005)	(3,358)		(4,633)
Tax expense (income)	(2,646)	(10,397)		(1,588)
Profit (loss) for the period	25,357	9,549		15,881
Other comprehensive income (100%)	971	(1)		(735)
Group's share of profit (loss) for the period	12,678	4,775		7,941
Group's share of other comprehensive income	$ 486	$ 0		$ (367)
TI Asia Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 102,454	$ 112,160		$ 128,722
Vessels, aggregate amount under construction	102,454	112,160		128,722
Current Assets	10,073	10,176		10,001
Cash and cash equivalents	984	1,109		917
Non-Current Liabilities	10,245	30,652		49,026
Bank Loans, Non-Current	0	19,215		43,927
Current Liabilities	24,305	30,547		27,318
Bank Loans, Current	19,361	24,961		23,968
Net assets (100%)	77,977	61,136		62,379
Group's share of net assets	38,988	30,568		31,189
Shareholders loans to joint ventures	0	0		0
Net Carrying amount of interest in joint venture	38,988	30,568		31,189
Remaining shareholders loan to joint venture	0	0		0
Revenue	50,160	49,976		49,487
Depreciations and amortization	(9,706)	(16,562)		(17,933)
Interest Expense	(1,943)	(3,233)		(4,482)
Tax expense (income)	(2,626)	(10,135)		(1,573)
Profit (loss) for the period	25,180	9,855		15,743
Other comprehensive income (100%)	930	(3)		(706)
Group's share of profit (loss) for the period	12,590	4,927		7,871
Group's share of other comprehensive income	$ 465	$ (1)		$ (353)
Tankers Agencies (UK) Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 503	$ 720		$ 944
Vessels, aggregate amount under construction	0	0		0
Current Assets	295,289	232,865		418,505
Cash and cash equivalents	4,059	3,124		3,246
Non-Current Liabilities	66	276		490
Bank Loans, Non-Current	0	0		0
Current Liabilities	290,626	228,851		415,301
Bank Loans, Current	51,500	37,500		135,000
Net assets (100%)	5,100	4,458		3,658
Group's share of net assets	3,106	2,715		2,227
Shareholders loans to joint ventures	0	0		0
Net Carrying amount of interest in joint venture	3,106	2,715		2,227
Remaining shareholders loan to joint venture	0	0		0
Revenue	649,665	1,478,909		1,307,523
Depreciations and amortization	(39)	(56)		(67)
Interest Expense	(1,054)	(1,651)		(3,292)
Tax expense (income)	(141)	(232)		(243)
Profit (loss) for the period	642	800		746
Other comprehensive income (100%)	0	0		0
Group's share of profit (loss) for the period	391	487		454
Group's share of other comprehensive income	$ 0	$ 0		$ 0
TI LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 0	$ 0		$ 0
Vessels, aggregate amount under construction	0	0		0
Current Assets	231	243		267
Cash and cash equivalents	0	0		0
Non-Current Liabilities	0	0		0
Bank Loans, Non-Current	0	0		0
Current Liabilities	68	61		51
Bank Loans, Current	0	0		0
Net assets (100%)	163	182		216
Group's share of net assets	96	107		127
Shareholders loans to joint ventures	0	0		0
Net Carrying amount of interest in joint venture	96	107		127
Remaining shareholders loan to joint venture	0	0		0
Revenue	0	0		0
Depreciations and amortization	0	0		0
Interest Expense	0	0		0
Tax expense (income)	0	0		0
Profit (loss) for the period	(19)	(34)		(24)
Other comprehensive income (100%)	0	0		0
Group's share of profit (loss) for the period	(11)	(20)		(14)
Group's share of other comprehensive income	$ 0	$ 0		$ 0
Bari Shipholding Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 15,210	$ 20,079		$ 21,833
Vessels, aggregate amount under construction	15,210	20,079		21,833
Current Assets	6,582	2,609		1,573
Cash and cash equivalents	17	1,573		0
Non-Current Liabilities	20,228	17,271		18,390
Bank Loans, Non-Current	0	0		0
Current Liabilities	4,466	2,856		705
Bank Loans, Current	0	0		0
Net assets (100%)	(2,903)	2,562		4,310
Group's share of net assets	(1,451)	1,281		2,155
Shareholders loans to joint ventures	20,228	17,271		18,390
Net Carrying amount of interest in joint venture	0	1,281		2,155
Remaining shareholders loan to joint venture	18,777	17,271		18,390
Revenue	11,872	12,288		938
Depreciations and amortization	(4,869)	(4,257)		(273)
Interest Expense	(1,932)	(1,834)		(155)
Tax expense (income)	0	0		0
Profit (loss) for the period	(5,464)	(1,748)		310
Other comprehensive income (100%)	0	0		0
Group's share of profit (loss) for the period	(2,732)	(874)		155
Group's share of other comprehensive income	$ 0	$ 0		$ 0
Bastia Shipholding Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Non-Current assets	$ 0	$ 0		$ 21,628
Vessels, aggregate amount under construction	0	0		21,628
Current Assets	403	514		5,577
Cash and cash equivalents	320	193		250
Non-Current Liabilities	0	0		18,773
Bank Loans, Non-Current	0	0		0
Current Liabilities	112	345		4,328
Bank Loans, Current	0	0		0
Net assets (100%)	290	170		4,104
Group's share of net assets	145	85		2,052
Shareholders loans to joint ventures	0	0		18,773
Net Carrying amount of interest in joint venture	145	85		2,052
Remaining shareholders loan to joint venture	0	0		18,773
Revenue	0	14,131		1,970
Depreciations and amortization	0	(2,871)		(507)
Interest Expense	(1)	(1,251)		(202)
Tax expense (income)	0	0		0
Profit (loss) for the period	121	3,246		104
Other comprehensive income (100%)	0	0		0
Group's share of profit (loss) for the period	60	1,623		52
Group's share of other comprehensive income	$ 0	$ 0		$ 0

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.